Debt	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Debt
18. DEBT

	December 31, 2024	Repayments	Accrued Interest	December 31, 2025
Senior note maturing December 2027	$276	$—	$2	$278
Senior note maturing August 2031	420	—	10	430
Construction loans	13	(7)	—	6
Total debt	$709	$(7)	$12	$714

	December 31, 2023	Repayments	Accrued Interest	December 31, 2024
Senior note maturing December 2027	$274	$—	$2	$276
Senior note maturing August 2031	410	—	10	420
Construction loans	20	(7)	—	13
Total debt	$704	$(7)	$12	$709

Debt classification	December 31, 2025	December 31, 2024
Current	$5	$7
Non-current	$709	$702
Senior Notes
The Company has the following Senior Notes: $283 million in aggregate principal with a 4.63% coupon and maturing in December 2027; and $500 million in aggregate principal with a 2.63% coupon and maturing in August 2031. These Senior Notes are unsecured with interest payable semi-annually. Each series of Senior Notes is redeemable, in whole or in part, at the Company's option, at any time prior to maturity, subject to make-whole provisions. The Senior Notes are accreted to the face value over their respective terms and were recorded at fair value upon acquisition using an effective interest rate of 5.52%.
Credit Facility
The Credit Facility has a limit of $750 million plus an accordion feature for up to an additional $250 million, which is available at the discretion of the lenders. As of December 31, 2025, the Company was in compliance with all financial covenants under the Credit Facility, which was undrawn. The borrowing costs under the Credit Facility are based on the Company's credit ratings from Moody's and S&P Global at either: (i) SOFR plus 1.25% to 2.40% or; (ii) The Bank of Nova Scotia's Base Rate on U.S. dollar denominated commercial loans plus 0.15% to 1.30%. Under the ratings based pricing, undrawn amounts under the Credit Facility are subject to a stand-by fee of 0.23% to 0.46% per annum, dependent on the Company's credit rating and subject to pricing adjustments based on sustainability performance ratings and scores. The Credit Facility matures on November 24, 2028.
Construction loans
In June 2021 and May 2022, the Company entered into USD denominated five-year loans with a Peruvian financial institution for construction financing. The June 2021 loan bears a 3.60% interest rate per annum and requires quarterly repayments while the May 2022 loan bears 2.15% interest per annum and requires monthly repayments.
As at December 31, 2025, the carrying value of all construction loans was $6 million (2024 - $13 million).
Interest and Finance expense
For the years ended December 31, 2025, the Company paid $2 million (2024 - $2 million) in standby charges on undrawn amounts related to the Credit Facility and $36 million (2024 - $35 million) in interest on the senior notes and construction loans.